Annual Fund Operating Expenses - Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF - Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF	Dec. 18, 2020
Operating Expenses:
Management fee	0.16%
Other Expenses	none
Total annual fund operating expenses	0.16%